SUBSEQUENT EVENTS (Details Narrative)					1 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 28, 2024 USD ($) shares	Jan. 31, 2024 USD ($) shares	Jan. 23, 2024 $ / shares shares	Jan. 17, 2024 $ / shares shares	Jul. 31, 2024 USD ($) Integer	Mar. 31, 2024 USD ($) shares	Mar. 31, 2024 USD ($) shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Aug. 31, 2024 USD ($)	Jul. 27, 2024 $ / shares	Aug. 10, 2023 $ / shares
Subsequent Event [Line Items]
Common stock in exchange | $ / shares										$ 11.50
Common stock par value | $ / shares								$ 0.0001		$ 0.0001	$ 0.0001			$ 0.0001
Number of shares issued								14,755,144		9,754,364	4,454,665
Proceeds from sale of Common Stock | $								$ 1,727,279	$ 1,588,695	$ 2,829,395	$ 3,000,760
Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Sale of Common Stock for cash, shares	250,000
Proceeds from sale of Common Stock | $	$ 1,345,025
Securities Purchase Agreement [Member] | Series B Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Warrant purchase shares	1,500
Sale of Common Stock for cash, shares	150
Subsequent Event [Member]
Subsequent Event [Line Items]
Fee payable | $					$ 1,500,000
Common stock convertible percentage					28.00%
Common stock conversion date | Integer					10
Principal amount apercentage					130.00%
Number of shares issued		64,563
Proceeds from sale of Common Stock | $		$ 742,475
Sale of stock, consideration received on transaction						1,500,000
Gross proceeds from sale of common stock | $						$ 1,110,000
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Number of shares issued						250,000	250,000
Gross proceeds | $							$ 1,500,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Series B Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Sale of Common Stock for cash, shares							150
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Warrant purchase shares						1,500	1,500
Private Placement Warrant [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock in exchange | $ / shares													$ 0.3054
Merger Consideration Warrant [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock in exchange | $ / shares													$ 1.0133
Series A1 Preferred Shares [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Fee payable | $												$ 100,000
Warrant Holder [Member] | Subsequent Event [Member] | Warrant Exchange Agreement [Member]
Subsequent Event [Line Items]
Warrant purchase shares			483,637	194,729
Common stock par value | $ / shares			$ 0.0001	$ 0.0001
Sale of Common Stock for cash, shares			483,637	194,729